Business Description and Basis of Presentation (Details)	6 Months Ended
Jun. 30, 2023
Business Combination [Member]
Business Description and Basis of Presentation (Details) [Line Items]
Business acquisition, description	The Company’s approximately 2,400 granted and pending additive technology patents to date have been used to create models, prototypes, manufacturing tools, and production parts for a multitude of industries including aerospace, automotive, transportation, healthcare, consumer products, dental, medical, fashion and education.